Other Assets	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Other assets
11	Other assets

	Note	December 31, 2020	December 31, 2021
		RMB	RMB

Receivable from sale of loans	(i)	17,241,092	197,226,882
Guarantee deposits	(ii)	-	74,680,000
Receivables from disposal of subsidiary	(iii)	-	50,000,000
Prepayments		2,403,478	34,068,479
Non-marketable equity securities	(iv)	34,010,000	24,010,000
Amounts due from employees	(v)	5,352,718	4,606,389
Receivables for realization of collaterals		2,821,944	722,603
Other receivables		12,175,217	19,511,778
Total		74,004,449	404,826,131

(i)	As mentioned in Note 5, the Group transferred the delinquent loans to third parties so that the Group could collect the payment more quickly than to simply dispose the collaterals through litigation. The transferred loans have been isolated from the Group. There is no constrain on the transferee’s rights to pledge or exchange. The Group does not maintain effective control of transferred loans and loan transfers accounted for as sales are the transfer transactions without repurchase agreements. In 2021, the Group transferred loans under traditional facilitation model with balances amounting to RMB990,485,783 to Guangzhou Minghui Capital Management Co., Ltd. (“Guangzhou Minghui”) for transfer price of RMB350,783,000. As of December 31, 2021, the amount due from Guangzhou Minghui for such transfer is RMB197,034,600.

(ii)	Guarantee deposits are deposits that the Group provided, through Guangdong Nanfeng Financial Guarantee Group Co., Ltd (“Guangzhou Nanfeng”), which holds a financial guarantee license, for loans granted (a) under its consolidated VIE Zhonghai Lanhai Structured Fund 30-X, which is not structured in a stratified way and requires guarantee from a third party, and (b) under the cooperation with commercial banks for introduction of borrowers and provision of post-origination services, refer to Note 2(e)(ii) Off-balance sheet loans.

(iii)	The Group disposed of one of its wholly-owned subsidiaries Ningbo Lianjia Enterprise Management Advisory Co., Ltd. to an unrelated third party in 2021.

(iv)	In December 2013, the Group invested 10% of the paid-in capital in Guangzhou Huangpu Ronghe Village Bank Co., Ltd. (“Huangpu Ronghe”). As of December 31, 2020, Huangpu Ronghe has paid-in capital of RMB100,000,000, and the Group has invested RMB10,000,000 in Huangpu Ronghe. In 2021, the Group transferred such investment in parity price to an unrelated third party.

In June 2016, the Group invested 10,003,334 shares at RMB3.00 per share, which represents 2.14% of the paid-in capital in Guangdong Qingyuan Rural Commercial Bank (“Qingyuan Rural”). The Group transferred 2 million shares to an unrelated third party at RMB3.00 per share that is same as the investment cost on September 18, 2019. As of December 31, 2020 and 2021, the Group invested 1.72% of the paid-in capital in Qingyuan Rural. Qingyuan Rural has paid-in capital of RMB1,400,000,000, and the Group has invested RMB24,010,000 in Qingyuan Rural.

The measurement alternative is selected for the above non-marketable equity securities. Under the measurement alternative, the equity securities without readily determinable fair value are measured at cost minus impairment and adjusted for changes in observable prices. No change in observable price has been identified and no impairment has been recorded for the two years of 2020 and 2021.

(v)	Due from employees mainly include temporary advances to employees for payments of collateral evaluation fee, mortgage handling fee, payments for office supplies, etc. on behalf of the Group.